State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206-5049

May 2, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statements of Additional Information, each dated April 30, 2006 for the Liquidity Money Market Fund, Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, and Institutional Money Market Fund do not differ from those contained in Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 28, 2006 (Accession # 0001193125-06-092107).

If you have any questions, please contact me at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar Vice President and Counsel

cc:	M. West

J. Kanter